Prepaid expenses and other current assets (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
VAT rate percentage	22.00%		22.00%
Short-term VAT receivable	€ 868,000
Accrued VAT receivable	666,522
Value added tax refund received		€ 1,700,000
Value added tax refund received short-term		1,300,000
Value added tax refund received long-term		400,000
Research and development tax credit	3,300,000
Taxes payable	700,000	400,000
Research and development expenses	1,454,736	2,040,390
Other current assets	209,793		€ 210,830
Other prepaids	636,532		€ 117,994
Director [Member]
Related Party Transaction [Line Items]
Other prepaids	460,000
Allowance For Corporate Equity [Member]
Related Party Transaction [Line Items]
Other current assets	200,000
Italian Additional Corporate Tax [Member]
Related Party Transaction [Line Items]
Other current assets	180,000
Research And Development Expense Related Party [Member]
Related Party Transaction [Line Items]
Research and development expenses	€ 1,200,000	€ 100,000